Revenue	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
3. Revenue

Significant accounting judgements and estimates
Revenue from PGM mining activities
The determination of PGM concentrate sales revenue from the time of initial recognition of the sale on a provisional basis through to final pricing requires management to continuously re-estimate the fair value of the price adjustment features. Management determines this with reference to estimated forward prices using consensus forecasts. These adjustments are included in revenue as adjustments to sale of PGM concentrate.
Accounting policy
Revenue from mining activities
Revenue from gold sales is measured and recognised based on the consideration specified in a contract with a customer. The Group recognises revenue from gold sales when the customer obtains control of the gold. These criteria are typically met when the gold is credited to the customer’s bullion account by Rand Refinery Proprietary Limited (Rand Refinery). The transaction price is determined based on the agreed upon market price and number of ounces delivered.
Revenue from PGM concentrate and metal sales is recognised when the buyer, pursuant to a sales contract, obtains control of the mined product which is typically upon delivery. The sales price is determined on a provisional basis at the date of delivery. Adjustments to the selling price occur based on changes in the metal content quantities and penalties, which represents variable transaction price components, as well as changes in the metal market price up to the date of final pricing. Final pricing is based on the monthly average market price in the month of settlement. For PGM metal sales, pricing is finalised within the month of sale. For PGM concentrate sales, the period between provisional invoicing and final pricing is typically between one and four months. Revenue on provisionally priced sales is initially recognised at the amount of consideration that the Group expects to be entitled to.
The revenue adjustment mechanism relating to changes in metal market prices, embedded within provisionally priced PGM concentrate sale arrangements, has the characteristics of a commodity derivative. Accordingly, the fair value of the final sales price adjustment is re- estimated continuously and changes in fair value are recognised as an adjustment to revenue in profit or loss and trade receivables in the statement of financial position. In all cases, fair value is determined with reference to estimated forward prices using consensus forecasts. Revenue arising from these price adjustments is disclosed separately from revenue from contracts with customers.
Revenue from PGM recycling consists of the sales of recycled palladium, platinum and rhodium derived from spent catalytic material and is recognised when control is transferred, which is when metal is transferred from the Group’s metal account to the third party’s metal account. Revenue from PGM recycling also includes revenue from toll processing, which is recognised at the time the returnable metals are returned to the supplier at a third-party refinery.
Revenue from sale of battery metals is measured and recognised based on the consideration specified in a contract with a customer. The Group recognises revenue from battery metal sales when the customer obtains control of the product, which is typically upon delivery.
Wheaton streaming revenue
In 2018, Wheaton Precious Metals International Limited (Wheaton International) and the Group entered into a streaming transaction. 100% of refined mined gold and 4.5% of refined mined palladium from the Stillwater Mining Company (Stillwater) operations will be delivered to Wheaton International over the life-of-mine of the US PGM operations. Each ounce is identified as a separate performance obligation.
In exchange for this, Wheaton International paid the Group R6,555 million (US$500 million) on 25 July 2018. In addition to the advance payment, Wheaton International currently pays the Group 18% cash based on the value of gold and palladium deliveries each month (refer to note 32 for additional detail on the monthly cash percentage). The contract will be settled by the Group delivering metal credits to Wheaton International representing underlying refined, mined gold and palladium.
The transaction price, being the advance payment and the cash payment to be received, is recognised as revenue each month when the metal credit is allocated to the appropriate Wheaton International account. It is from this date that Wheaton International has effectively accepted the metal, has physical control of the metal and has the risk and reward of the metal (i.e. control has transferred).
Revenue will be recognised over the life-of-mine of the US PGM operations in line with the timing of control transfer discussed above. To the extent that the life-of-mine changes or other key inputs are changed (see note 32), these changes are recognised prospectively as a cumulative catch-up in revenue in the year that the change occurs.
BTT streaming revenue
Lonmin entered into a metal streaming transaction in 2016 to deliver between 23% - 38% of 6E PGM from its BTT project based on a weighted 6E PGM basket price. Lonmin received $50 million upfront, which was recognised as deferred revenue. Lonmin received between $106 and $280 per ounce of 6E PGM metals based on basket price of 6E PGM for each ounce delivered. The performance obligations under the contract were to be satisfied through delivery of the 6E PGM metals ounces.
At the acquisition of Lonmin (2019), the Group accounted for the deferred revenue at fair value of R628 million under IFRS 3, including a significant financing component.

The transaction price under IFRS 15 Revenue from Contracts with Customers (IFRS 15), being the advance payment and further cash payments received, were recognised as revenue when the metal ounces were delivered and Lonmin no longer had physical control of the metal, which is also when the risk and rewards were transferred (i.e. control has transferred).
Revenue was recognised over the life of the bulk tailing re-treatment project operations based on the ounces delivered. To the extent that the life of project changed or other key inputs changed (see note 32), these changes were recognised prospectively as a cumulative catch-up in revenue in the year that the change occurred.
The BTT project was early cash-settled by the Group during March 2020 (see note 32).
Other forward sale and prepayment transactions
The Group also enters into other forward sale or prepayment transactions with counterparties in which a cash payment is received in advance for future delivery of gold and PGM ounces to the relevant counterparty. Each ounce is identified as a separate performance obligation.
The transaction price under IFRS 15, being the advance payment and further cash payments received, is recognised as revenue when the metal ounces are delivered or credited to the customer’s account and Sibanye-Stillwater no longer has physical control of the metal, which is also when the risk and rewards are transferred (i.e. control has transferred).

The Group’s sources of revenue are:

Figures in million – SA rand	2022	2021	2020
Gold mining activities	17,842	28,358	27,869
PGM mining activities[1]	84,359	102,099	72,469
Battery metals activities	3,140	—	—
Recycling activities	32,267	40,710	25,296
Stream[1]	338	625	539
Toll treatment arrangement[2]	105	521	—
Total revenue from contracts with customers	138,051	172,313	126,173
Adjustments relating to sales of PGM concentrate[3]	237	(119)	1,219
Total revenue	138,288	172,194	127,392
[1] The difference between revenue from PGM mining activities above and total revenue from PGM mining activities per the segment report relates to the separate disclosure of revenue from the gold and palladium streaming arrangement with Wheaton International (Wheaton Stream) in the above as well as the separate disclosure of revenue related to adjustments on the sales of PGM concentrate. Revenue relating to the Wheaton Stream is incorporated in the Group corporate segment as described in the segment report (see note 2)
[2] This relates to revenue recognised in respect of a toll treatment arrangement entered into by Marikana during 2021. This arrangement concluded on 31 December 2021 and toll treatment revenue recognised for year ended 31 December 2022 represents revenue earned for the processing of material received before 31 December 2021 (see note 32)
[3] These adjustments relate to provisional pricing arrangements resulting in subsequent changes to the amount of revenue recognised
Revenue per geographical region of the relevant operations:

Figures in million – SA rand	2022	2021	2020
Southern Africa	89,507	113,512	82,781
United States[1]	45,641	58,682	44,611
Europe	3,140	—	—
Total revenue	138,288	172,194	127,392
[1] The difference between revenue generated by operations in the US and the revenue in the US PGM operations segment relates to the Wheaton Stream
Percentage of revenue per segment based on the geographical location of customers purchasing from the Group
Gold
PGM

Battery metals
Revenue generated per product:

Figures in million – SA rand	2022	2021	2020
Gold	18,812	29,533	28,930
PGMs	111,070	137,958	95,573
Platinum	17,826	21,238	17,054
Palladium	42,275	52,859	47,281
Rhodium	47,166	59,828	29,865
Iridium	2,480	2,694	815
Ruthenium	1,323	1,339	558
Chrome	3,481	2,259	1,573
Nickel[1]	4,305	1,420	910
Other[2]	620	1,024	406
Total revenue	138,288	172,194	127,392
[1] For the year ended 31 December 2022, Nickel includes R870 million Nickel salts and R2,020 million Nickel metal sold by the Battery metals operations since the date of acquisition (see note 16.2). The remaining Nickel for the year ended 31 December 2022 and for the years ended 31 December 2021 and 2020 was sold from the Group's SA PGM and US PGM operations
[2] Other primarily includes revenue from silver, cobalt and copper sales. For the year ended 31 December 2022, revenue from the Marikana toll treatment arrangement of R105 million (2021: R521 million) is included (see note 32)
Major customers
During 2022, total revenue from customers A, B and C, which is reported in the Group’s US PGM and SA PGM operating segments, and customer B only in the Battery metals operating segment, amounted to approximately R42,555 million, R18,140 million and R23,492 million, respectively. During 2021, total revenue from customers A, B and C, which is reported in the Group’s US PGM and SA PGM operating segments, amounted to approximately R52,128 million, R29,160 million and R28,056 million, respectively. During 2020, total revenue from customers A and B, which is reported in the Group’s US PGM and SA PGM operating segments, amounted to approximately R49,455 million and R15,234 million, respectively.
Market risk
Foreign currency sensitivity
The US PGM and Sandouville operations’ revenue (and expenses) are translated from its functional currency (US dollars and Euros, respectively) to the Group’s presentation currency (SA rand) and, therefore, the Group’s “presentation currency” earnings are sensitive to changes in the exchange rate. A one percentage point change in the SA rand average exchange rate for the year ended 31 December 2022 of R16.37/US$ and R17.20/EUR would have changed profit for the year by approximately R29 million.